Leases (Details Narrative) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
IfrsStatementLineItems [Line Items]
Right of use assets	€ 91
Interest on lease liabilities	€ 15
QIND and al shola [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.00%
Bright hydrogen solutions [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.00%
Bright hydrogen solutions [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.00%